Note 18 - Stock-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Nonvested Restricted Stock Shares Activity [Table Text Block]
	2014		2013
		Weighted-Average		Weighted-Average
	Number of	Grant	Number of	Grant
Fixed Options	Shares	Price	Shares	Price
Non-vested restricted stock awards at beginning of year	19,524	$22.95	18,042	$22.29
Restricted shares granted	1,934	21.50	10,000	23.39
Shares vested	(7,756)	23.08	(6,536)	21.88
Shares forfeited	(3,910)	23.09	(1,982)	22.62
Non-vested restricted stock awards at end of year	9,792	$23.00	19,524	$22.95

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2014		2013
		Weighted-Average		Weighted-Average
Fixed Options	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	31,500	$30.67	31,500	$30.67
Forfeited	(10,500)	29.00	-	-
Outstanding at end of year	21,000	31.50	31,500	30.67

Options exercisable at year-end	21,000	$31.50	31,500	$30.67
Weighted-average fair value of options granted during the year	N/A		N/A

Schedule of Share-based Compensation Stock Options Outstanding and Exercisable [Table Text Block]
Options Outstanding and Exercisable
		Weighted-Average
		Remaining
Exercise Price	Number Outstanding	Contractual Life (in years)	Number Exercisable	Exercise Price
31.50	21,000	0.97	21,000	$31.50